Liabilities assumed from time charters attached	6 Months Ended
Jun. 30, 2024
Liabilities Assumed From Time Charters Attached
Liabilities assumed from time charters attached

14. Liabilities assumed from time charters attached

Upon acquisition of the four aframax tankers, DF Montmartre, Alpes, DF Mystras, Aspen, and the suezmax tanker Poppy S., with time charter agreements attached, the Company recognized a liability of $39,843, being the present value of the difference between the existing charter rates and the market rates on the acquisition date of each vessel, included in liabilities assumed from time charters attached in the accompanying consolidated balance sheets as of June 30, 2024. For each of the second quarter and the first half of 2024, the amortization of liabilities assumed from time charters attached amounted to $6,276, compared to $nil for the prior year second quarter and first half. The amortization of liabilities assumed from time charters attached is included in voyage revenues in the accompanying consolidated statements of comprehensive income.

The unamortized balance of the liability as of June 30, 2024 is expected to be amortized over the weighted average period of 1.6 years as follows:

Period/ Year	Amount
July 1 to December 31, 2024	$10,928
2025	15,153
2026	4,906
2027	2,580
Liabilities assumed from time charters attached	$33,567